Equipment - Schedule of Equipment (Details) - Computers [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, Balance beginning	$ 2,601	$ 2,820	$ 2,759
Cost, Foreign currency translation	3	(219)	61
Cost, Balance ending	2,604	2,601	2,820
Accumulated depreciation
Accumulated depreciation, Balance beginning	1,514	1,079	505
Accumulated depreciation, Depreciation	1,085	546	554
Accumulated depreciation, Foreign currency translation	5	(111)	20
Accumulated depreciation, Balance ending	2,604	1,514	1,079
Net book value		$ 1,087	$ 1,741